Commitments and Contingencies (Schedule of Future Minimum Lease Payments) (Details)	Mar. 31, 2016 USD ($)
2017	$ 302,400
2018	311,300
2019	315,000
2020	324,500
2021	334,200
Thereafter	668,400
Operating Leases, Future Minimum Payments Due, Total	$ 2,255,800